Expense Example - Voya Global Insights Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 677
Expense Example, with Redemption, 3 Years	917
Expense Example, with Redemption, 5 Years	1,176
Expense Example, with Redemption, 10 Years	1,914
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,132
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	441
Expense Example, with Redemption, 5 Years	770
Expense Example, with Redemption, 10 Years	1,703
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	$ 1,421